Loss Per Share - Additional Information (Detail) - GHL [Member] - GHI Share [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exchange Ratio [Line Items]
Conversion Ratio Common Stock			1.3032888	1.3032888
Reverse Recapitalization [Member]
Exchange Ratio [Line Items]
Conversion Ratio Common Stock	1.3032888	1.3032888	1.3032888